Cover	Mar. 30, 2026
Document Information Line Items
Entity Registrant Name	BT BRANDS, INC.
Entity Central Index Key	0001718224
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 30, 2026
Entity File Number	000-56113
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	91-1495764
Entity Address Address Line 1	10501 Wayzata Blvd South
Entity Address Address Line 2	Suite 102
Entity Address City Or Town	Minnetonka
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55305
City Area Code	307
Written Communications	true
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	274-3055
Common Stock [Member]
Document Information Line Items
Security 12b Title	Common Stock
Trading Symbol	BTBD
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information Line Items
Security 12b Title	Warrants
Trading Symbol	BTBDW
Security Exchange Name	NASDAQ